Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Tenant and other receivables, allowance for doubtful accounts (in US dollars)	$ 12,210	$ 14,519
Receivable arising from the straight-lining of rents, allowance (in US dollars)	3,188	4,355
Deferred leasing and financing costs, accumulated amortization (in US dollars)	281,109	242,068
Identified intangible assets, accumulated amortization (in US dollars)	$ 199,821	$ 252,121
LIABILITIES, REDEEMABLE NONCONTROLLING INTERESTS AND EQUITY
Preferred Stock, Par Value Per Share	$ 0	$ 0
Preferred shares of beneficial interest: authorized shares	110,000,000	110,000,000
Preferred shares of beneficial interest: issued shares	52,678,939	52,682,807
Preferred shares of beneficial interest: outstanding shares	52,678,939	52,682,807
Common shares of beneficial interest: par value per share (in dollars per share)	$ 0.04	$ 0.04
Common shares of beneficial interest: authorized shares	250,000,000	250,000,000
Common shares of beneficial interest: issued shares	187,887,498	187,284,688
Common shares of beneficial interest: outstanding shares	187,887,498	187,284,688
Common Class A [Member]
LIABILITIES, REDEEMABLE NONCONTROLLING INTERESTS AND EQUITY
Outstanding Partnership Units held by Third Parties	11,356,550	11,292,038
Cumulative Redeemable Preferred Unit [Member]
LIABILITIES, REDEEMABLE NONCONTROLLING INTERESTS AND EQUITY
Outstanding Partnership Units held by Third Parties	1	1